Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0000054507
Registrant Name	EVERGY KANSAS CENTRAL, INC.
Registration File Number	333-281614-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES